5. SEGMENT INFORMATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Net sales	$ 1,760.8	$ 1,650.1	$ 1,369.6
United States
Disclosure of operating segments [line items]
Net sales	1,420.9	1,359.1	1,164.2
Canada
Disclosure of operating segments [line items]
Net sales	$ 339.9	$ 291.0	$ 205.4